UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number: 811-10221

                             ALLIANCEBERNSTEIN TRUST
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: November 30, 2006

                    Date of reporting period: August 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

AllianceBernstein
Global Value Fund
Portfolio of Investments
August 31, 2006 (unaudited)

Company                                                   Shares    U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 96.5%
Financial - 34.0%
Banking - 17.3%
Bank Hapoalim BM                                          204,400   $    898,838
Bank Leumi Le-Israel                                      217,500        775,256
Bank of America Corp.                                     120,710      6,212,944
BNP Paribas SA                                             32,000      3,402,489
Citigroup, Inc.                                           124,400      6,139,140
Credit Suisse Group (a)                                    72,900      4,063,112
Federal Home Loan Mortgage Corp.                           72,500      4,611,000
Federal National Mortgage Association                      74,400      3,917,160
Fortis                                                     62,200      2,422,025
HBOS PLC (a)                                              200,070      3,820,752
Industrial Bank Of Korea (b)                               31,400        559,728
JPMorgan Chase & Co.                                      134,600      6,145,836
Kookmin Bank                                                7,000        564,484
Royal Bank of Scotland Group PLC (a)                      116,700      3,958,453
Standard Bank Group Ltd.                                   57,300        618,059
Sumitomo Mitsui Financial Group, Inc.                         439      4,923,470
Wachovia Corp.                                             29,900      1,633,437
                                                                    ------------
                                                                      54,666,183
                                                                    ------------
Financial Services - 3.6%
Goldman Sachs Group, Inc.                                  11,900      1,768,935
Merrill Lynch & Co., Inc.                                  53,300      3,919,149
ORIX Corp.                                                 18,900      4,989,892
Unibanco - Uniao de Bancos Brasileiros
   SA (ADR)                                                 9,600        694,560
                                                                    ------------
                                                                      11,372,536
                                                                    ------------
Insurance - 12.6%
American International Group, Inc.                         50,400      3,216,528
Assurances Generales de France                             33,625      4,222,620
Aviva PLC (a)                                             306,191      4,302,964
Chubb Corp.                                                29,600      1,484,736
Fondiaria-Sai SpA                                           6,500        275,116
Friends Provident PLC (a)                                 681,650      2,414,626
Genworth Financial, Inc.-Class A                           60,200      2,072,686
Hartford Financial Services Group, Inc.                    18,700      1,605,582
ING Canada, Inc.                                           31,200      1,587,522
ING Groep NV                                              146,500      6,347,197
Metlife, Inc.                                              49,100      2,701,973
Muenchener Rueckversicherungs AG                           24,071      3,629,184
PartnerRe, Ltd.                                            15,200        977,360
Sanlam, Ltd.                                              292,050        613,134
The St Paul Travelers Cos, Inc.                            34,730      1,524,647
XL Capital Ltd.-Class A                                    43,400      2,848,776
                                                                    ------------
                                                                      39,824,651
                                                                    ------------
Wholesale & International Trade - 0.5%
Mitsubishi Corp.                                           77,000      1,558,695
                                                                    ------------
                                                                     107,422,065
                                                                    ------------

Capital Equipment - 12.6%
Aerospace & Defense - 2.5%
BAE Systems PLC (a)                                       231,000      1,629,329
Boeing Co.                                                 37,300      2,793,770
European Aeronautic Defence & Space
   Co., NV                                                114,920      3,467,991
                                                                    ------------
                                                                       7,891,090
                                                                    ------------
Automobiles - 5.7%
Continental AG                                             47,700      5,105,903
Honda Motor Co., Ltd.                                      46,000      1,556,634
PT Astra International Tbk                                457,500        558,091
Renault SA                                                 52,200      6,082,567
Toyota Motor Corp.                                         87,800      4,744,882
                                                                    ------------
                                                                      18,048,077
                                                                    ------------
Machinery & Engineering - 1.5%
MAN AG                                                     40,000      3,061,100
Sumitomo Heavy Industries Ltd.                            197,000      1,694,374
                                                                    ------------
                                                                       4,755,474
                                                                    ------------
Multi-Industry - 2.9%
General Electric Co.                                      187,100      6,372,626
Textron, Inc.                                              31,100      2,608,046
                                                                    ------------
                                                                       8,980,672
                                                                    ------------
                                                                      39,675,313
                                                                    ------------
Energy - 11.8%
Energy Equipment & Services - 0.9%
GlobalSantaFe Corp.                                        58,820      2,895,120
                                                                    ------------
Energy Sources - 10.9%
BP PLC (a)                                                116,400      1,320,838
Canadian Natural Resources Ltd.                            39,400      2,068,562
Chevron Corp.                                              76,200      4,907,280
China Petroleum & Chemical Corp.-Class H                  836,000        493,839
ConocoPhillips                                             41,050      2,603,802
ENI SpA                                                    98,950      3,025,513
Husky Energy, Inc.                                         32,400      2,241,882
MOL Hungarian Oil and Gas PLC                              17,500      1,776,421
Nexen, Inc.                                                37,700      2,196,239
Occidental Petroleum Corp.                                 28,400      1,448,116
OMV AG                                                     24,000      1,280,988
PetroChina Co., Ltd.-Class H                              746,000        837,357
Petroleo Brasileiro SA (ADR)                               25,200      2,031,624
PTT Public Co., Ltd.                                       88,500        555,774
Repsol YPF SA                                             118,700      3,415,147
Total SA                                                   62,400      4,213,743
                                                                    ------------
                                                                      34,417,125
                                                                    ------------
                                                                      37,312,245
                                                                    ------------
Consumer Staples - 7.1%
Beverages & Tobacco - 3.1%
Altria Group, Inc.                                         61,750      5,157,978
Japan Tobacco, Inc.                                           965      3,665,336
PepsiCo, Inc.                                              14,000        913,920
                                                                    ------------
                                                                       9,737,234
                                                                    ------------
Food & Household Products - 3.6%
Clorox Co.                                                 12,000        717,720
J Sainsbury PLC (a)                                       526,100      3,569,925
Kroger Co.                                                134,200      3,195,302

Safeway, Inc.                                             126,700      3,918,831
                                                                    ------------
                                                                      11,401,778
                                                                    ------------
Restaurants - 0.4%
McDonald's Corp.                                           37,900      1,360,610
                                                                    ------------
                                                                      22,499,622
                                                                    ------------
Industrial Commodities - 6.9%
Chemicals - 1.0%
Hanwha Chem Corp.                                          35,200        355,879
Mitsui Chemicals, Inc.                                    405,000      2,835,880
                                                                    ------------
                                                                       3,191,759
                                                                    ------------
Forest & Paper - 0.4%
Smurfit-Stone Container Corp. (b)                          77,400        881,586
Suzano Papel e Celulose SA                                 50,000        304,338
                                                                    ------------
                                                                       1,185,924
                                                                    ------------
Metal - Nonferrous - 1.8%
Teck Cominco, Ltd.-Class B                                 18,200      1,211,906
Xstrata PLC (a)                                            98,140      4,416,708
                                                                    ------------
                                                                       5,628,614
                                                                    ------------
Metal - Steel - 3.7%
China Steel Corp. (GDR)                                    20,605        330,707
Gerdau SA (ADR)                                            73,800      1,071,576
Hyundai Steel Co. (b)                                      26,590        943,296
IPSCO, Inc.                                                23,500      2,165,240
JFE Holdings, Inc.                                        117,700      4,774,936
Mittal Steel Co. NV                                        36,422      1,215,546
POSCO                                                       5,400      1,352,205
                                                                    ------------
                                                                      11,853,506
                                                                    ------------
                                                                      21,859,803
                                                                    ------------
Technology/Electronics - 6.1%
Data Processing - 3.6%
Canon, Inc.                                                32,500      1,614,544
Electronic Data Systems Corp.                             140,600      3,350,498
Hewlett-Packard Co.                                        90,600      3,312,336
Microsoft Corp.                                           124,100      3,188,129
                                                                    ------------
                                                                      11,465,507
                                                                    ------------
Electrical & Electronics - 0.6%
Compal Electronics, Inc. (GDR) (b)                        154,608        688,006
Compal Electronics, Inc.                                  272,926        238,364
Tellabs, Inc. (b)                                          79,100        806,029
                                                                    ------------
                                                                       1,732,399
                                                                    ------------
Electronic Components & Instruments - 1.9%
AU Optronics Corp.                                        822,000      1,203,585
CMC Magnetics Corp. (b)                                   731,000        181,173
Flextronics International Ltd. (b)                        133,500      1,575,300
Samsung Electronics Co., Ltd.                               1,500      1,010,993
Sharp Corp. (b)                                            59,000      1,051,651
Taiwan Semiconductor Manufacturing Co.,
   Ltd. (ADR)                                              93,410        869,647
                                                                    ------------
                                                                       5,892,349
                                                                    ------------
                                                                      19,090,255
                                                                    ------------
Consumer Cyclical - 5.0%
Broadcasting & Publishing - 3.0%
CBS Corp.-Class B                                          83,500      2,383,925
Comcast Corp.-Special-Class A (b)                         103,000      3,595,730
Time Warner, Inc.                                         217,000      3,606,540
                                                                    ------------
                                                                       9,586,195
                                                                    ------------

Leisure & Tourism - 1.0%
TUI AG                                                     76,800      1,499,772
Whitbread PLC (a)                                          73,950      1,724,075
                                                                    ------------
                                                                       3,223,847
                                                                    ------------
Merchandising - 1.0%
Office Depot, Inc. (b)                                     42,000      1,547,280
Target Corp.                                               31,900      1,543,641
                                                                    ------------
                                                                       3,090,921
                                                                    ------------
                                                                      15,900,963
                                                                    ------------
Medical - 4.2%
Health & Personal Care - 4.2%
AstraZeneca PLC (a)                                        45,300      2,939,681
Merck & Co., Inc.                                          61,800      2,505,990
Pfizer, Inc.                                              149,700      4,125,732
Sanofi-Aventis                                             42,361      3,804,508
                                                                    ------------
                                                                      13,375,911
                                                                    ------------
Utilities - 3.0%
Utility (Electric & Gas) - 3.0%
American Electric Power Co., Inc.                          28,550      1,041,504
E.ON AG                                                    31,700      4,030,911
Endesa SA                                                  63,400      2,213,456
Entergy Corp.                                              25,800      2,003,370
                                                                    ------------
                                                                       9,289,241
                                                                    ------------
Telecommunications - 2.5%
Telecommunications - 2.5%
China Netcom Group Corp Ltd.                              446,500        784,620
Embarq Corp.-Class W (b)                                    7,460        351,739
Sprint Corp.                                              229,300      3,879,756
Vodafone Group PLC (a)                                  1,315,912      2,851,853
                                                                    ------------
                                                                       7,867,968
                                                                    ------------
Transportation - 2.2%
Transportation - Airlines - 1.4%
Deutsche Lufthansa AG                                     157,000      3,111,149
Macquarie Airports Management Ltd.                        572,000      1,298,761
                                                                    ------------
                                                                       4,409,910
                                                                    ------------
Transportation - Shipping - 0.8%
Mitsui OSK Lines Ltd.                                     334,000      2,535,793
                                                                    ------------
                                                                       6,945,703
                                                                    ------------
Construction & Housing - 1.1%
Construction & Housing - 0.8%
George Wimpey PLC (a)                                      60,000        572,571
Leopalace21 Corp. (b)                                      40,400      1,425,803
Taylor Woodrow PLC (a)                                    100,000        653,115
                                                                    ------------
                                                                       2,651,489
                                                                    ------------
Real Estate - 0.3%
Sino Land Co.                                             548,869        925,056
                                                                    ------------
                                                                       3,576,545
                                                                    ------------
Total Common Stocks
   (cost $237,731,603)                                               304,815,634
                                                                    ------------
PREFERRED STOCKS - 0.4%
Industrial Commodities - 0.4%
Metal - Steel - 0.4%
Usinas Siderurgicas de Minas Gerais SA
   (cost $563,990)                                         38,300      1,200,805
                                                                    ------------

                                                        Principal
                                                          Amount
                                                          (000)
                                                       ----------
SHORT-TERM INVESTMENT - 2.6%
Time Deposit - 2.6%
State Street Euro Dollar
      4.60%, 9/01/06
      (cost $8,279,000)                                $    8,279      8,279,000
Total Investments - 99.5%
   (cost $246,574,593)                                               314,295,439
Other assets less liabilities - 0.5%                                   1,550,982
                                                                    ------------
Net Assets - 100.0%                                                 $315,846,421
                                                                    ------------

FINANCIAL FUTURES CONTRACTS

                                                             Value at      Unrealized
                      Number of   Expiration    Original    August 31,    Appreciation/
Type                  Contracts     Month         Value        2006      (Depreciation)
---------------------------------------------------------------------------------------
Purchased Contracts
JPY Topix                          September
   Index                  14         2006      $1,903,903   $1,949,231      $ 45,328

FORWARD CURRENCY EXCHANGE CONTRACTS

                                 U.S. $
                   Contract     Value on    U.S. $ Value at     Unrealized
                    Amount    Origination      August 31,      Appreciation/
                    (000)         Date            2006        (Depreciation)
----------------------------------------------------------------------------
Sale Contracts
British Pound
settling 9/15/06       950     $1,759,020      $1,809,228        $(50,208)
Swiss Franc
settling 9/15/06     3,700      2,990,624       3,010,737         (20,113)
Buy Contracts
British Pound
settling 9/15/06       950      1,799,775       1,809,228           9,453

(a) Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $38,238,002.

(b)  Non-income producing security.

     A cash amount equivalent to U.S. $ 63,205 has been segregated as collateral for the financial futures at August 31, 2006.

     Country Breakdown*

     38.5%   United States
     11.9%   Japan
     10.9%   United Kingdom
      8.0%   France
      6.5%   Germany
      3.6%   Canada
      2.4%   Netherlands

      1.8%   Cayman Islands
      1.8%   Spain
      1.7%   Brazil
      1.5%   South Korea
      1.3%   Switzerland
      1.1%   Taiwan
      1.1%   Italy
      5.2%   Other
      2.6%   Short-Term

* All data are as of August 31, 2006. The Portfolio's country breakdown is expressed as a percentage of total investments and may vary over time. "Other" country weightings represent less than 1.1% weightings in Australia, Austria, Bermuda, Belgium, China, Hong Kong, Hungary, Indonesia, Israel, Singapore, South Africa, and Thailand.

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

     Glossary:
     ADR - American Depositary Receipt
     GDR - Global Depositary Reciept

AllianceBernstein
International Value Fund
Portfolio of Investments
August 31, 2006 (Unaudited)

Company                                                Shares      U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 93.9%
Financial - 33.1%
Banking - 20.5%
Bank Hapoalim BM                                      3,986,578   $   17,530,755
Bank Leumi Le-Israel                                  1,684,600        6,004,581
Barclays PLC                                          7,874,500       98,658,536
BNP Paribas SA                                        1,285,020      136,633,330
Credit Agricole SA                                    1,869,010       75,946,846
Credit Suisse Group                                   1,727,400       96,277,369
Fortis                                                1,980,500       77,126,489
HBOS PLC                                              5,385,950      102,855,907
Kookmin Bank                                            570,000       45,965,116
Royal Bank of Scotland Group PLC                      3,929,900      133,301,854
Societe Generale                                        653,075      105,485,994
Standard Bank Group Ltd.                              4,290,400       46,277,817
Sumitomo Mitsui Financial Group, Inc.                    11,953      134,055,204
                                                                  --------------
                                                                   1,076,119,798
                                                                  --------------
Financial Services - 2.8%
ORIX Corp.                                              543,750      143,558,403
                                                                  --------------
Insurance - 9.8%
Assurances Generales de France                          658,930       82,748,281
Aviva PLC                                             6,716,449       94,387,621
Fondiaria-Sai SpA                                       747,973       31,658,331
Friends Provident PLC                                 6,579,960       23,308,358
ING Groep NV                                          4,309,502      186,711,662
Muenchener Rueckversicherungs AG                        641,800       96,764,170
                                                                  --------------
                                                                     515,578,423
                                                                  --------------
                                                                   1,735,256,624
                                                                  --------------
Capital Equipment - 12.5%
Aerospace & Defense - 2.7%
BAE Systems PLC                                       8,795,900       62,040,759
European Aeronautic Defence & Space Co., NV           2,649,030       79,940,945
                                                                  --------------
                                                                     141,981,704
                                                                  --------------
Automobiles - 7.8%
Continental AG                                        1,096,400      117,360,840
Hyundai Mobis                                           284,872       26,090,068
Renault SA                                            1,364,900      159,043,979
Toyota Motor Corp.                                    2,016,200      108,959,341
                                                                  --------------
                                                                     411,454,228
                                                                  --------------
Machinery & Engineering - 2.0%
MAN AG                                                  659,200       50,446,930
Sumitomo Heavy Industries Ltd.                        6,129,000       52,714,811
                                                                  --------------
                                                                     103,161,741
                                                                  --------------
                                                                     656,597,673
                                                                  --------------
Energy - 11.2%
Energy Sources - 11.2%
BP PLC                                                3,892,800       44,173,180
Canadian Natural Resources Ltd.                          76,700        4,026,871
China Petroleum & Chemical Corp.-Class H             48,999,500       28,944,820

ENI SpA                                               3,425,100      104,726,467
MOL Hungarian Oil and Gas PLC                           435,500       44,207,513
PetroChina Co., Ltd.-Class H                         25,910,000       29,082,988
Petroleo Brasileiro SA (ADR)                          1,249,200      100,710,504
Repsol YPF SA                                         3,637,800      104,664,047
Total SA                                              1,911,100      129,052,617
                                                                  --------------
                                                                     589,589,007
                                                                  --------------
Industrial Commodities - 7.7%
Chemicals - 1.0%
Mitsui Chemicals, Inc.                                7,024,000       49,183,263
                                                                  --------------
Forest & Paper - 0.4%
Svenska Cellulosa AB-Class B                            515,100       22,068,135
                                                                  --------------
Metal - NonferrouS - 1.6%
Xstrata PLC                                           1,899,370       85,479,545
                                                                  --------------
Metal - Steel - 4.7%
JFE Holdings, Inc.                                    3,126,900      126,854,269
Mittal Steel Co. NV                                   1,079,495       36,027,007
POSCO                                                   330,100       82,659,794
                                                                  --------------
                                                                     245,541,070
                                                                  --------------
                                                                     402,272,013
                                                                  --------------
Technology/Electronics - 6.3%
Data Processing - 0.2%
Canon, Inc.                                             238,250       11,835,850
                                                                  --------------
Electrical & Electronics - 0.6%
Compal Electronics, Inc. (GDR) (a)                    6,871,576       30,578,514
                                                                  --------------
Electronic Components & Instruments - 5.5%
AU Optronics Corp.                                   33,224,000       48,647,094
Flextronics International Ltd. (b)                    1,446,900       17,073,420
Samsung Electronics Co., Ltd.                            90,500       60,996,562
Sharp Corp. (b)                                       3,548,000       63,241,644
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)    6,802,532       63,331,573
United Microelectronics Corp.                        65,422,399       35,876,187
                                                                  --------------
                                                                     289,166,480
                                                                  --------------
                                                                     331,580,844
                                                                  --------------
Consumer Staples - 5.4%
Beverages & Tobacco - 4.0%
British American Tobacco PLC                          3,739,200      102,745,013
Japan Tobacco, Inc.                                      28,509      108,285,046
                                                                  --------------
                                                                     211,030,059
                                                                  --------------
Food & Household Products - 1.4%
J Sainsbury PLC                                      10,354,200       70,259,874
                                                                  --------------
                                                                     281,289,933
                                                                  --------------
Telecommunications - 4.2%
Telecommunications - 4.2%
China Netcom Group Corp Ltd.                         28,306,500       49,742,123
Nippon Telegraph & Telephone Corp. (b)                   11,654       58,707,578
Vodafone Group PLC                                   52,806,765      114,443,146
                                                                  --------------
                                                                     222,892,847
                                                                  --------------
Utilities - 3.9%
Utility (Electric & Gas) - 3.9%
E.ON AG                                                 788,500      100,264,145
Endesa SA                                               898,100       31,354,964
RWE AG                                                  815,930       74,749,063
                                                                  --------------
                                                                     206,368,172
                                                                  --------------
Medical - 3.7%
Health & Personal Care - 3.7%

AstraZeneca PLC                                       1,091,000       70,798,938
GlaxoSmithKline PLC                                     871,600       24,727,605
Sanofi-Aventis                                        1,086,682       97,596,610
                                                                  --------------
                                                                     193,123,153
                                                                  --------------
Transportation - 2.8%
Transportation - Airlines - 1.0%
Deutsche Lufthansa AG                                 2,812,700       55,737,130
                                                                  --------------
Transportation - Shipping - 1.8%
Mitsui OSK Lines Ltd.                                12,396,000       94,112,851
                                                                  --------------
                                                                     149,849,981
                                                                  --------------
Construction & Housing - 2.7%
Building Materials - 0.7%
Buzzi Unicem SpA                                      1,576,061       35,388,259
                                                                  --------------
Construction & Housing - 1.4%
George Wimpey PLC                                     1,203,900       11,488,631
Leopalace21 Corp. (b)                                 1,074,800       37,932,012
Persimmon PLC                                           469,598       11,132,693
Taylor Woodrow PLC                                    2,239,500       14,626,511
                                                                  --------------
                                                                      75,179,847
                                                                  --------------
Real Estate - 0.6%
Sino Land Co.                                        17,588,382       29,643,210
                                                                  --------------
                                                                     140,211,316
                                                                  --------------
Consumer Cyclical - 0.4%
Leisure & Tourism - 0.4%
Whitbread PLC                                           903,573       21,065,962
                                                                  --------------
Total Common Stocks
   (cost $4,058,189,611)                                           4,930,097,525
                                                                  --------------
RIGHTS - 0.1%
Financial - 0.1%
Insurance - 0.1%
Fondiaria-Sai SpA (b)
   (cost $3,248,532)                                    102,500        3,287,140
                                                                  --------------

                                                     Principal
                                                      Amount
                                                       (000)
                                                     ---------
SHORT-TERM INVESTMENT - 6.5%
Time Deposit - 6.5%
State Street Euro Dollar
      4.60%, 9/01/06
      (cost $343,872,000)                            $ 343,872      343,872,000
                                                                 --------------
TOTAL INVESTMENTS - 100.5%
   (cost $4,405,310,143)                                          5,277,256,665
Other assets less liabilities - (0.5)%                              (28,425,810)
                                                                 --------------
NET ASSETS - 100.0%                                              $5,248,830,855
                                                                 --------------

FINANCIAL FUTURES CONTRACTS

                                                           Value at     Unrealized
                     Number of  Expiration    Original    August 31,   Appreciation/
Type                 Contracts     Month       Value         2006     (Depreciation)
------------------------------------------------------------------------------------
Purchased Contracts
EURO STOXX                       September
   50                  2,038       2006     $93,526,851  $99,478,444    $5,951,593

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in the transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, the aggregate market value of these securities amounted to $30,578,514 or 0.6% of net assets.

(b)  Non-income producing security.

     A cash amount equivalent to U.S. 7,180,203 has been segregated as collateral for the financial futures at August 31, 2006.

     Country Breakdown*

     20.6%   United Kingdom
     18.7%   Japan
     16.4%   France
      9.4%   Germany
      4.2%   Netherlands
      4.1%   South Korea
      3.4%   Taiwan
      3.3%   Italy
      2.6%   Spain
      2.0%   China
      1.9%   Brazil
      1.8%   Switzerland
      1.5%   Belgium
      0.9%   South Africa
      2.7%   Other
      6.5%   Short-Term

* All data are as of August 31, 2006. The Portfolio's country breakdown is expressed as a percentage of total investments and may vary over time. "Other" country weightings represent 0.9% weighting in Canada, Hong Kong, Hungary, Israel, Singapore, Sweden, and United States.

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

     Glossary:

     ADR - American Depositary Receipt
     GDR - Global Depositary Reciept

AllianceBernsstein
Small-Mid Cap Value Fund
Portfolio of Investments
August 31, 2006 (unaudited)

Company                                           Shares      U.S. $ Value
---------------------------------------------------------------------------
COMMON STOCKS - 96.0%
Financial - 23.6%
Major Regional Banks - 4.4%
Central Pacific Financial Corp.                    341,775   $   12,368,837
Trustmark Corp.                                    387,314       12,227,503
UnionBanCal Corp.                                  137,800        8,254,220
Whitney Holding Corp.                              385,337       13,552,303
                                                             --------------
                                                                 46,402,863
                                                             --------------
Miscellaneous Financial - 2.3%
A.G. Edwards, Inc.                                 146,500        7,738,130
Digital Realty Trust, Inc.                         391,000       11,694,810
Strategic Hotels & Resorts, Inc.                   258,400        5,271,360
                                                             --------------
                                                                 24,704,300
                                                             --------------
Multi-line Insurance - 1.4%
StanCorp Financial Group, Inc.                     330,600       15,396,042
                                                             --------------
Property -  Casualty Insurance - 8.6%
Arch Capital Group Ltd. (a)                        334,400       19,930,240
Aspen Insurance Holdings, Ltd.                     574,400       14,204,912
Old Republic International Corp.                   815,750       17,049,175
PartnerRe, Ltd.                                     61,786        3,972,840
Platinum Underwriters Holdings, Ltd.               508,625       15,106,162
Radian Group, Inc.                                 248,800       14,898,144
RenaissanceRe Holdings, Ltd.                       114,000        5,871,000
                                                             --------------
                                                                 91,032,473
                                                             --------------
Real Estate Investment Trust - 2.0%
FelCor Lodging Trust, Inc.                         801,800       17,198,610
Mid-America Apartment Communities, Inc.             68,900        4,161,560
                                                             --------------
                                                                 21,360,170
                                                             --------------
Savings & Loan - 4.9%
Astoria Financial Corp.                            544,750       16,723,825
Provident Financial Services, Inc.                 713,000       13,297,450
Sovereign Bancorp, Inc.                            442,050        9,212,322
Webster Financial Corp.                            281,200       13,283,888
                                                             --------------
                                                                 52,517,485
                                                             --------------
                                                                251,413,333
                                                             --------------
Capital Equipment - 12.2%
Aerospace & Defense - 1.1%
Goodrich Corp.                                     306,400       11,934,280
                                                             --------------
Auto Trucks - Parts - 2.4%
ArvinMeritor, Inc.                                 861,900       12,799,215
TRW Automotive Holdings Corp. (a)                  532,525       13,132,066
                                                             --------------
                                                                 25,931,281
                                                             --------------

Electrical Equipment - 3.8%
Acuity Brands, Inc.                                331,400       14,160,722
Checkpoint Systems, Inc. (a)                       372,200        6,755,430
Cooper Industries, Ltd.-Class A                    166,000       13,592,080
Genlyte Group, Inc. (a)                             95,700        6,271,221
                                                             --------------
                                                                 40,779,453
                                                             --------------
Machinery - 1.9%
Terex Corp. (a)                                    449,800       19,759,714
                                                             --------------
Miscellaneous Capital Goods - 3.0%
Hanover Compressor Co. (a)                         749,825       14,111,707
SPX Corp.                                          328,600       17,350,080
                                                             --------------
                                                                 31,461,787
                                                             --------------
                                                                129,866,515
                                                             --------------
Technology - 9.3%
Communication - Equipment Manufacturers - 1.5%
ADC Telecommunications, Inc. (a)                   387,609        5,290,863
Andrew Corp. (a)                                 1,214,000       11,229,500
                                                             --------------
                                                                 16,520,363
                                                             --------------
Computer Services/software - 1.9%
CSG Systems International, Inc. (a)                570,500       15,357,860
Intergraph Corp. (a)                               123,661        4,619,975
                                                             --------------
                                                                 19,977,835
                                                             --------------
Computer/Instrumentation - 1.9%
Celestica, Inc. (a)                              1,422,725       13,629,705
Sanmina-SCI Corp. (a)                            1,304,630        4,422,696
Solectron Corp. (a)                                625,300        1,963,442
                                                             --------------
                                                                 20,015,843
                                                             --------------
Miscellaneous Industrial Technology - 1.3%
Arrow Electronics, Inc. (a)                        346,225        9,659,678
Avnet, Inc. (a)                                     47,041          920,122
Tech Data Corp. (a)                                 91,900        3,206,391
                                                             --------------
                                                                 13,786,191
                                                             --------------
Semiconductors - 2.7%
AVX Corp.                                          188,500        3,130,985
Vishay Intertechnology, Inc. (a)                   910,000       12,749,100
Zoran Corp. (a)                                    708,932       12,633,168
                                                             --------------
                                                                 28,513,253
                                                             --------------
                                                                 98,813,485
                                                             --------------
Industrial Resources - 8.4%
Aluminum - 1.4%
CommScope, Inc. (a)                                511,000       14,926,310
                                                             --------------
Chemicals - 1.2%
Albemarle Corp.                                    126,600        6,950,340
Ashland, Inc.                                       85,000        5,366,900
                                                             --------------
                                                                 12,317,240
                                                             --------------
Containers - Metal/Glass/Paper - 1.0%
Owens-Illinois, Inc. (a)                           709,900       10,762,084
                                                             --------------
Miscellaneous Industrial Commodities - 0.5%
United Stationers, Inc. (a)                        112,400        5,151,292
                                                             --------------
Miscellaneous Metals - 2.2%
Commercial Metals Co.                              234,300        5,058,537
Reliance Steel & Aluminum Co.                      219,000        7,176,630

Silgan Holdings, Inc.                              302,958       10,724,713
                                                             --------------
                                                                 22,959,880
                                                             --------------
Steel - 2.1%
Chaparral Steel Co. (a)                             45,000        3,213,900
Quanex Corp.                                       200,859        6,895,490
Steel Dynamics, Inc.                               242,000       12,775,180
                                                             --------------
                                                                 22,884,570
                                                             --------------
                                                                 89,001,376
                                                             --------------
Consumer Staples - 8.0%
Beverages  - Soft, Lite & Hard - 1.3%
Molson Coors Brewing Co.-Class B                   189,000       13,286,700
                                                             --------------
Foods - 3.3%
Corn Products International, Inc.                  166,000        5,727,000
Performance Food Group Co. (a)                     573,900       14,123,679
Universal Corp.                                    398,000       15,374,740
                                                             --------------
                                                                 35,225,419
                                                             --------------
Restaurants - 2.5%
Jack in the Box, Inc. (a)                          260,100       12,479,598
Papa John's International, Inc. (a)                429,120       14,590,080
                                                             --------------
                                                                 27,069,678
                                                             --------------
Retail Stores - Drugs - 0.9%
Longs Drug Stores Corp.                            219,175        9,957,120
                                                             --------------
                                                                 85,538,917
                                                             --------------
Consumer Cyclicals - 7.9%
Home Furnishings - 0.9%
Furniture Brands International, Inc.               502,500        9,622,875
                                                             --------------
Retailers - 5.5%
AutoNation, Inc. (a)                               378,461        7,353,497
Big Lots, Inc. (a)                                 812,600       14,911,210
Office Depot, Inc. (a)                             363,950       13,407,918
Payless Shoesource, Inc. (a)                       466,100       10,934,706
Saks, Inc.                                         845,000       12,193,350
                                                             --------------
                                                                 58,800,681
                                                             --------------
Textiles/Shoes - Apparel Manufacturing - 1.5%
Liz Claiborne, Inc.                                150,500        5,624,185
VF Corp.                                           145,000       10,134,050
                                                             --------------
                                                                 15,758,235
                                                             --------------
                                                                 84,181,791
                                                             --------------
Services - 7.8%
Air Transport - 2.3%
Alaska Air Group, Inc. (a)                         312,600       11,838,162
Continental Airlines, Inc.-Class B (a)             499,500       12,532,455
                                                             --------------
                                                                 24,370,617
                                                             --------------
Miscellaneous Industrial Transportation - 1.6%
GATX Corp.                                         450,925       16,733,827
                                                             --------------

Railroads - 1.3%
Laidlaw International, Inc.                        499,100       13,475,700
                                                             --------------
Truckers - 2.6%
Con-way, Inc.                                      307,325       14,705,501
Ryder System, Inc.                                 267,000       13,195,140
                                                             --------------
                                                                 27,900,641
                                                             --------------
                                                                 82,480,785
                                                             --------------
Consumer Growth - 7.4%
Drugs - 0.7%
Endo Pharmaceuticals Holdings, Inc. (a)            170,400        5,628,312
King Pharmaceuticals, Inc. (a)                     155,000        2,514,100
                                                             --------------
                                                                  8,142,412
                                                             --------------
Entertainment - 1.7%
Vail Resorts, Inc. (a)                             496,600       18,682,092
                                                             --------------
Hospital Management - 1.3%
Universal Health Services, Inc.-Class B            239,300       13,549,166
                                                             --------------
Other Medical - 1.5%
PerkinElmer, Inc.                                  850,500       15,674,715
                                                             --------------
Photography - 1.7%
IKON Office Solutions, Inc.                      1,245,000       17,741,250
                                                             --------------
Publishing - 0.5%
Reader's Digest Association, Inc.                  425,850        5,455,138
                                                             --------------
                                                                 79,244,773
                                                             --------------
Utilities - 6.5%
Electric Companies - 6.5%
Allegheny Energy, Inc. (a)                         502,900       20,991,046
Constellation Energy Group, Inc.                   167,225       10,048,550
Northeast Utilities                                496,700       11,329,727
Puget Energy, Inc.                                 409,800        9,273,774
Wisconsin Energy Corp.                             397,650       17,098,950
                                                             --------------
                                                                 68,742,047
                                                             --------------
Energy - 3.7%
Offshore Drilling - 0.5%
Rowan Cos., Inc.                                   157,300        5,379,660
                                                             --------------
Oil - Crude Products - 0.6%
Giant Industries, Inc. (a)                          79,731        6,514,023
                                                             --------------
Oil Well Equipment & SERVICES - 0.5%
Todco-Class A (a)                                  137,000        5,073,110
                                                             --------------
Oils -  Integrated Domestic - 1.1%
Hess Corp.                                         250,200       11,454,156
                                                             --------------
Oils - Integrated International - 1.0%
Plains Exploration & Production Co. (a)            236,800       10,421,568
                                                             --------------
                                                                 38,842,517
                                                             --------------
Non-Financial - 1.2%
Miscellaneous Building - 1.2%
Harsco Corp.                                        89,800        7,144,488
Quanta Services, Inc. (a)                          324,400        5,751,612
                                                             --------------
                                                                 12,896,100
                                                             --------------
Total Common Stocks
   (cost $914,975,706)                                        1,021,021,639
                                                             --------------

                                                 Principal
                                                   Amount
                                                   (000)
                                                 ---------
Short-term Investment - 5.3%
Time Deposit - 5.3%
State Street Euro Dollar
   4.60%, 9/01/06
   (cost $56,824,000)                            $  56,824      56,824,000
                                                             --------------
Total Investments - 101.3%
   (cost $971,799,706)                                        1,077,845,639
Other assets less liabilities - (1.3)%                          (13,746,798)
                                                             --------------
Net Assets - 100.0%                                          $1,064,098,841
                                                             --------------

(a)  Non-income producing security.

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

AllianceBernstein
Value Fund
Portfolio of Investments
August 31, 2006 (unaudited)

Company                                                   Shares    U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 97.4%
Financial - 33.4%
Banks - NYC - 7.4%
The Bank of New York Co., Inc                              99,500   $  3,358,125
Citigroup, Inc.                                           844,500     41,676,075
JPMorgan Chase & Co.                                      639,600     29,204,136
                                                                    ------------
                                                                      74,238,336
                                                                    ------------
Life Insurance - 2.4%
Genworth Financial, Inc.-Class A                          208,600      7,182,098
Metlife, Inc.                                             152,200      8,375,566
Prudential Financial, Inc.                                 59,600      4,375,236
Torchmark Corp.                                            15,700        976,697
UnumProvident Corp.                                       188,450      3,571,128
                                                                    ------------
                                                                      24,480,725
                                                                    ------------
Major Regional Banks - 10.6%
Bank of America Corp.                                     767,700     39,513,519
BB&T Corp.                                                 61,600      2,636,480
Comerica, Inc.                                             98,400      5,633,400
Huntington Bancshares, Inc.                               235,500      5,633,160
Keycorp                                                   115,600      4,252,924
Mellon Financial Corp.                                    142,000      5,286,660
National City Corp.                                       220,400      7,621,432
PNC Financial Services Group, Inc.                         71,300      5,047,327
Regions Financial Corp.                                   183,900      6,618,561
SunTrust Banks, Inc.                                       42,300      3,231,720
US Bancorp                                                165,500      5,307,585
Wachovia Corp.                                            180,600      9,866,178
Wells Fargo & Co.                                         164,400      5,712,900
                                                                    ------------
                                                                     106,361,846
                                                                    ------------
Miscellaneous Financial - 3.2%
Goldman Sachs Group, Inc.                                  13,900      2,066,235
Lehman Brothers Holdings, Inc.                             34,500      2,201,445
MBIA, Inc.                                                 57,300      3,531,399
Merrill Lynch & Co., Inc.                                 201,900     14,845,707
MGIC Investment Corp.                                      53,100      3,072,897
Morgan Stanley                                             57,800      3,802,662
Waddell & Reed Financial, Inc.-Class A                     96,900      2,250,018
                                                                    ------------
                                                                      31,770,363
                                                                    ------------
Multi-Line Insurance - 3.2%
American International Group, Inc.                        368,700     23,530,434
Hartford Financial Services Group, Inc.                    98,700      8,474,382
                                                                    ------------

                                                                      32,004,816
                                                                    ------------
Property - Casualty Insurance - 3.1%
ACE, Ltd.                                                  49,600      2,671,456
Allstate Corp.                                             43,900      2,543,566
Chubb Corp.                                               103,200      5,176,512
Old Republic International Corp.                          137,800      2,880,020
PartnerRe, Ltd.                                            16,000      1,028,800
RenaissanceRe Holdings, Ltd.                               74,800      3,852,200
The St Paul Travelers Cos, Inc.                           205,185      9,007,621
XL Capital Ltd.-Class A                                    68,200      4,476,648
                                                                    ------------
                                                                      31,636,823
                                                                    ------------
Savings & Loan - 3.5%
Astoria Financial Corp.                                   107,000      3,284,900
Federal Home Loan Mortgage Corp.                          171,300     10,894,680
Federal National Mortgage Association                     250,400     13,183,560
Washington Mutual, Inc.                                   176,850      7,408,247
                                                                    ------------
                                                                      34,771,387
                                                                    ------------
                                                                     335,264,296
                                                                    ------------
Energy - 12.0%
Gas Pipelines - 0.2%
El Paso Corp.                                             105,515      1,532,078
                                                                    ------------
Offshore Drilling - 0.9%
ENSCO International, Inc.                                   9,600        429,024
GlobalSantaFe Corp.                                       102,900      5,064,738
Rowan Cos., Inc.                                          111,400      3,809,880
                                                                    ------------
                                                                       9,303,642
                                                                    ------------
Oils-Integrated Domestic - 8.6%
ConocoPhillips                                            184,000     11,671,120
Exxon Mobil Corp.                                         835,500     56,538,285
Marathon Oil Corp.                                        104,500      8,725,750
Occidental Petroleum Corp.                                 92,600      4,721,674
Total SA (ADR)                                             64,000      4,315,520
                                                                    ------------
                                                                      85,972,349
                                                                    ------------
Oils-Integrated International - 2.3%
BP PLC (ADR)                                               72,200      4,913,210
Chevron Corp.                                             286,620     18,458,328
                                                                    ------------
                                                                      23,371,538
                                                                    ------------
                                                                     120,179,607
                                                                    ------------
Consumer Staples - 12.0%
Beverages  - Soft, Lite & Hard - 1.2%
The Coca-Cola Co.                                         197,000      8,827,570
Molson Coors Brewing Co.-Class B                           35,700      2,509,710
PepsiCo, Inc.                                              16,700      1,090,176
                                                                    ------------
                                                                      12,427,456
                                                                    ------------
Foods - 2.0%
Bunge Ltd.                                                 35,700      2,011,338
ConAgra Foods, Inc.                                       149,400      3,555,720
General Mills, Inc.                                        65,700      3,562,911

Kellogg Co.                                               117,200      5,942,040
Kraft Foods, Inc.-Class A                                  61,800      2,095,638
Sara Lee Corp.                                            187,300      3,114,799
                                                                    ------------
                                                                      20,282,446
                                                                    ------------
Restaurants - 1.2%
McDonald's Corp.                                          321,700     11,549,030
                                                                    ------------
Retail Stores - Food - 1.3%
Kroger Co.                                                275,400      6,557,274
Safeway, Inc.                                             222,100      6,869,553
                                                                    ------------
                                                                      13,426,827
                                                                    ------------
Soaps - 3.6%
Clorox Co.                                                 86,500      5,173,565
Colgate-Palmolive Co.                                     101,100      6,051,846
Procter & Gamble Co.                                      392,900     24,320,510
                                                                    ------------
                                                                      35,545,921
                                                                    ------------
Sugar Refiners - 0.3%
Archer-Daniels-Midland Co.                                 62,375      2,567,979
                                                                    ------------
Tobacco - 2.4%
Altria Group, Inc.                                        240,000     20,047,200
UST, Inc.                                                  74,400      3,932,784
                                                                    ------------
                                                                      23,979,984
                                                                    ------------
                                                                     119,779,643
                                                                    ------------
Consumer Growth - 9.7%
Advertising - 0.3%
Interpublic Group of Cos., Inc. (a)                       356,500      3,272,670
                                                                    ------------
Drugs - 5.3%
Eli Lilly & Co.                                            75,300      4,211,529
Merck & Co., Inc.                                         354,900     14,391,195
Pfizer, Inc.                                            1,245,000     34,312,200
                                                                    ------------
                                                                      52,914,924
                                                                    ------------
Entertainment - 2.3%
CBS Corp.-Class B                                         275,350      7,861,243
Time Warner, Inc.                                         577,600      9,599,712
Viacom, Inc.-Class B (a)                                  126,450      4,590,135
Walt Disney Co.                                            34,000      1,008,100
                                                                    ------------
                                                                      23,059,190
                                                                    ------------
Hospital Management - 0.1%
Tenet Healthcare Corp. (a)                                 70,000        551,600
                                                                    ------------
Other Medical - 0.3%
AmerisourceBergen Corp.-Class A                            76,000      3,356,160
                                                                    ------------
Publishing - Newspapers - 0.3%
Gannett Co., Inc.                                          57,700      3,280,245
                                                                    ------------
Radio - TV Broadcasting - 1.1%
Comcast Corp.-Class A (a)                                 296,500     10,377,500
                                                                    ------------
                                                                      96,812,289
                                                                    ------------
Utilities - 9.6%
Electric Companies - 2.7%
Alliant Energy Corp.                                       33,400      1,222,106
American Electric Power Co., Inc.                          37,905      1,382,774
Constellation Energy Group, Inc.                           40,700      2,445,663

Dominion Resources, Inc.                                  112,800      9,011,592
Entergy Corp.                                              83,900      6,514,835
Pinnacle West Capital Corp.                               114,600      5,264,724
Wisconsin Energy Corp.                                     23,800      1,023,400
                                                                    ------------
                                                                      26,865,094
                                                                    ------------
Telephone - 6.9%
American Tower Corp.-Class A (a)                          101,200      3,629,032
AT&T, Inc.                                                733,500     22,833,855
BellSouth Corp.                                           252,800     10,294,016
Crown Castle International Corp. (a)                      102,300      3,515,028
Embarq Corp.-Class W (a)                                   22,820      1,075,963
Sprint Corp.                                              456,400      7,722,288
Verizon Communications, Inc.                              590,000     20,756,200
                                                                    ------------
                                                                      69,826,382
                                                                    ------------
                                                                      96,691,476
                                                                    ------------
Capital Equipment - 6.0%
Aerospace & Defense - 0.9%
Boeing Co.                                                 73,800      5,527,620
Goodrich Corp.                                             85,400      3,326,330
                                                                    ------------
                                                                       8,853,950
                                                                    ------------
Auto Trucks - Parts - 0.4%
Eaton Corp.                                                66,700      4,435,550
                                                                    ------------
Defense - 0.7%
Northrop Grumman Corp.                                    109,641      7,325,115
                                                                    ------------
Electrical Equipment - 3.0%
Cooper Industries, Ltd.-Class A                            44,200      3,619,096
General Electric Co.                                      765,800     26,083,148
                                                                    ------------
                                                                      29,702,244
                                                                    ------------
Miscellaneous Capital Goods - 1.0%
SPX Corp.                                                  67,800      3,579,840
Textron, Inc.                                              70,000      5,870,200
                                                                    ------------
                                                                       9,450,040
                                                                    ------------
                                                                      59,766,899
                                                                    ------------
Technology - 5.7%
Communication - Equipment Manufacturers - 1.1%
ADC Telecommunications, Inc. (a)                          121,857      1,663,348
Cisco Systems, Inc. (a)                                   128,100      2,816,919
Nokia OYJ (ADR)                                           238,900      4,988,232
Tellabs, Inc. (a)                                         194,300      1,979,917
                                                                    ------------
                                                                      11,448,416
                                                                    ------------
Computer Services/Software - 1.4%
Ceridian Corp. (a)                                        116,900      2,790,403
Electronic Data Systems Corp.                             242,400      5,776,392
Microsoft Corp.                                           204,600      5,256,174
                                                                    ------------
                                                                      13,822,969
                                                                    ------------
Computer/Instrumentation - 1.0%
Celestica, Inc. (a)                                       206,600      1,979,228
Flextronics International Ltd. (a)                        282,100      3,328,780
Sanmina-SCI Corp. (a)                                     481,000      1,630,590

Solectron Corp. (a)                                       912,700      2,865,878
                                                                    ------------
                                                                       9,804,476
                                                                    ------------
Computers - 1.6%
Hewlett-Packard Co.                                       237,200      8,672,032
International Business Machines Corp.                      85,200      6,898,644
                                                                    ------------
                                                                      15,570,676
                                                                    ------------
Miscellaneous Industrial Technology - 0.3%
Arrow Electronics, Inc. (a)                                63,500      1,771,650
Tech Data Corp. (a)                                        40,900      1,427,001
                                                                    ------------
                                                                       3,198,651
                                                                    ------------
Savings & Loan - 0.3%
Agere Systems, Inc.-Class A (a)                           188,890      2,878,684
                                                                    ------------
                                                                      56,723,872
                                                                    ------------
Consumer Cyclicals - 4.6%
Autos & Auto Parts OEMS - 2.0%
American Axle & Manufacturing Holdings,
   Inc.                                                    25,700        428,933
Autoliv, Inc.                                              93,000      5,256,360
BorgWarner, Inc.                                           55,500      3,147,405
DaimlerChrysler AG                                         95,000      5,014,100
Magna International, Inc.-Class A                          26,600      1,913,870
Toyota Motor Corp. (ADR)                                   43,000      4,658,620
                                                                    ------------
                                                                      20,419,288
                                                                    ------------
Miscellaneous Consumer Cyclicals - 0.1%
Newell Rubbermaid, Inc.                                    58,950      1,591,060
                                                                    ------------
Retailers - 1.7%
Limited Brands Inc.                                       188,900      4,860,397
Office Depot, Inc. (a)                                    170,300      6,273,852
Saks, Inc.                                                166,300      2,399,709
Target Corp.                                               64,000      3,096,960
                                                                    ------------
                                                                      16,630,918
                                                                    ------------
Textiles/Shoes - Apparel Manufacturing - 0.6%
Jones Apparel Group, Inc.                                 114,500      3,583,850
VF Corp.                                                   33,700      2,355,293
                                                                    ------------
                                                                       5,939,143
                                                                    ------------
Toys - 0.2%
Mattel, Inc.                                               94,400      1,778,496
                                                                    ------------
                                                                      46,358,905
                                                                    ------------
Industrial Resources - 3.1%
Chemicals - 1.4%
Avery Dennison Corp.                                       71,600      4,434,904
EI Du Pont de Nemours & Co.                                65,500      2,618,035
Hercules, Inc. (a)                                         52,109        812,900
Lubrizol Corp.                                             70,600      3,070,394
PPG Industries, Inc.                                       56,900      3,605,184
                                                                    ------------
                                                                      14,541,417
                                                                    ------------
Containers - Metal/Glass/Paper - 0.7%
Crown Holdings, Inc. (a)                                  129,900      2,388,861
Owens-Illinois, Inc. (a)                                  159,900      2,424,084

Sonoco Products Co.                                        66,700      2,233,116
                                                                    ------------
                                                                       7,046,061
                                                                    ------------
Paper - 1.0%
Kimberly-Clark Corp.                                       94,800      6,019,800
Smurfit-Stone Container Corp. (a)                         191,800      2,184,602
Temple-Inland, Inc.                                        31,100      1,384,572
                                                                    ------------
                                                                       9,588,974
                                                                    ------------
                                                                      31,176,452
                                                                    ------------
Services - 1.3%
Railroads - 1.3%
CSX Corp.                                                 214,200      6,473,124
Norfolk Southern Corp.                                    158,300      6,764,159
                                                                    ------------
                                                                      13,237,283
                                                                    ------------
Total Common Stocks
   (cost $823,265,601)                                               975,990,722
                                                                    ------------

                                                      Principal
                                                        Amount
                                                        (000)
                                                      ---------
SHORT-TERM INVESTMENT - 2.1%
Time Deposit - 2.1%
State Street Euro Dollar
   4.60%, 9/01/06
   (cost $21,124,000)                                  $21,124        21,124,000
                                                                  --------------
Total Investments - 99.5%
   (cost $844,389,601)                                               997,114,722
Other assets less liabilities - 0.5%                                   5,363,639
                                                                  --------------
Net Assets - 100.0%                                               $1,002,478,361
                                                                  --------------

(a)  Non-income producing security.

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

     Glossary:
     ADR - American Depositary Receipt

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

     EXHIBIT NO.   DESCRIPTION OF EXHIBIT
     -----------   --------------------------------------------------------
     11 (a) (1)    Certification of Principal Executive Officer Pursuant to
                   Section 302 of the Sarbanes-Oxley Act of 2002

     11 (a) (2)    Certification of Principal Financial Officer Pursuant to
                   Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Trust


By: /s/ Marc O. Mayer
    ------------------------------------
    Marc O. Mayer
    President

Date: October 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    ------------------------------------
    Marc O. Mayer
    President

Date: October 23, 2006


By: /s/ Joseph J. Mantineo
    ------------------------------------
    Joseph J. Mantineo
    Treasurer and Chief Financial Officer

Date: October 23, 2006